BALANCE SHEET	Dec. 31, 2021 USD ($)
CURRENT ASSETS
Cash	$ 687,581
Due from Related Party	68,591
Prepaid expenses and Other assets	286,687
Total current assets	1,042,859
Prepaid expenses- non current	191,429
Cash and marketable securities held in Trust Account	125,002,997
TOTAL ASSETS	126,237,285
CURRENT LIABILITIES
Accounts payable	583,331
Total current liabilities	583,331
Deferred underwriting fee payable	4,375,000
Total liabilities	4,958,331
COMMITMENTS AND CONTINGENCIES (Note 6)
REDEEMABLE ORDINARY SHARES
Ordinary shares subject to possible redemption, $0.0001 par value, 12,500,000 shares at redemption value of $10.00 per share.	125,000,000
SHAREHOLDERS' DEFICIT
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Ordinary shares; $0.0001 par value; 100,000,000 shares authorized; 3,187,500 shares issued and outstanding (excluding 12,500,000 shares subject to possible redemption)	318
Accumulated deficit	(3,721,364)
Total Shareholders' Deficit	(3,721,046)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES, AND SHAREHOLDERS' DEFICIT	$ 126,237,285